Debt (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt [Abstract]
Debt
Note 8. Debt

The Company’s debt at September 30, 2017 and December 31, 2016 is summarized as follows:

	September 30, 2017	December 31, 2016
Short-term borrowings	$—	$—
Long-term debt:
Revolving credit facility, due 2020	$—	$—
Receivables financing agreement, due 2020	—	—
Term loan denominated in U.S. dollars, due 2020(1)(3)	—	1,833.2
Term loan denominated in Euros, due 2020(2)(4)	—	405.5
Term loan denominated in U.S. dollars, due 2024(5)	1,285.5	—
Term loan denominated in Euros, due 2024(6)	726.4	—
Senior notes, due 2021(7)	—	575.0
Second mortgages(8)	1.9	1.9
Capitalized leases and other long-term debt	19.3	21.6
Unamortized debt issuance costs	(5.1)	(58.9)
Total long-term debt, net, including current maturities	2,028.0	2,778.3
Current maturities of long-term debt	21.1	24.5
Total long-term debt, net	$2,006.9	$2,753.8

(1)	This amount is shown net of unamortized discounts of $5.0 million as of December 31, 2016.
(2)	This amount is shown net of unamortized discounts of $1.4 million as of December 31, 2016.
(3)	The weighted-average interest rate was 4.56% for the period from January 1, 2017 through August 17, 2017.
(4)	The weighted-average interest rate was 4.75% for the period from January 1, 2017 through August 17, 2017.
(5)	At September 30, 2017, the applicable interest rate was 4.08% and the weighted-average rate was 4.01% for the period from August 17, 2017 through September 30, 2017.
(6)	At September 30, 2017, the applicable interest rate was 3.00% and the weighted-average rate was 3.00% for the period from August 17, 2017 through September 30, 2017.
(7)
This amount consists of the $575.0 million aggregate principal 6.875% senior notes due 2021 that were entered into in connection with the KKR transaction on July 30, 2013. Interest on the Senior Notes is payable on February 15 and August 15 of each year. The senior notes were redeemed in May 2017.

(8)	This amount consists of a fixed-rate 4.80% commercial loan with an outstanding balance of €1.6 million at September 30, 2017. This loan is secured by the Company’s facility in Bad Neustadt, Germany.

Senior Secured Credit Facilities

Overview

In connection with the transaction in which the Company was acquired by an affiliate of Kohlberg Kravis Roberts & Co. L.P. on July 30, 2013 (the “KKR transaction”), the Company entered into a senior secured credit agreement with UBS AG, Stamford Branch, as administrative agent, and other agents and lenders party thereto (the “Senior Secured Credit Facilities”) on July 30, 2013.

The Senior Secured Credit Facilities entered into on July 30, 2013 provided senior secured financing in the equivalent of approximately $2,825.0 million, consisting of: (i) a senior secured term loan facility (the “Original Dollar Term Loan Facility”) in an aggregate principal amount of $1,900.0 million; (ii) a senior secured term loan facility (the “Original Euro Term Loan Facility,” together with the Dollar Term Loan Facility, the “Term Loan Facilities”) in an aggregate principal amount of €400.0 million; and (iii) a senior secured revolving credit facility (the “Revolving Credit Facility”) in an aggregate principal amount of $400.0 million available to be drawn in U.S. dollars (“USD”), Euros (“EUR”), Great British Pounds (“GBP”) and other reasonably acceptable foreign currencies, subject to certain sublimits for the foreign currencies.

The Company entered into Amendment No. 1 to the Senior Secured Credit Facilities with UBS AG, Stamford Branch, as administrative agent, and the lenders and other parties thereto on March 4, 2016 (“Amendment No.1”) and Amendment No. 2 to the Senior Secured Credit Facilities with UBS AG, Stamford Branch, as administrative agent, and other agents, lenders and parties thereto on August 17, 2017 (“Amendment No. 2”).  Amendment No. 1 reduced the aggregate principal borrowing capacity of the Revolving Credit Facility by $40.0 million to $360.0 million, extended the term of the Revolving Credit Facility to April 30, 2020 with respect to consenting lenders and provided for customary bail-in provisions to address certain European regulatory requirements.

Amendment No. 2 refinanced the Original Dollar Term Loan Facility with a replacement $1,285.5 million senior secured U.S. dollar term loan facility (the “Dollar Term Loan Facility”) and the Original Euro Term Loan Facility with a replacement €615.0 million senior secured euro term loan facility (the “Euro Term Loan Facility”). Further the maturity for both term loan facilities was extended to July 30, 2024 and LIBOR Floor was reduced from 1.0% to 0.0%. The refinance of the Original Dollar Term Loan Facility and Euro Term Loan Facility resulted in the write-offs of unamortized debt issuance costs of $29.4 million and original issue discounts of $4.7 million which were recorded to the “Loss on Debt Extinguishment” line of the Condensed Consolidated Statements of Operations.

On July 30, 2018, the Revolving Credit Facility principal amount will decrease to $269.9 million resulting from the maturity of the tranches of the Revolving Credit Facility which are owned by lenders which elected not to modify the original Revolving Credit Facility maturity date and any amounts then outstanding in excess of $269.9 million will be required to be paid. Any principal amounts outstanding as of April 30, 2020 will be due at that time and required to be paid in full.

The borrower of the Dollar Term Loan Facility and the Euro Term Loan Facility is Gardner Denver, Inc. Prior to the Company entering into Amendment No. 1, GD German Holdings II GmbH became an additional borrower and successor in interest to Gardner Denver Holdings GmbH & Co. KG. GD German Holdings II GmbH, GD First (UK) Limited and Gardner Denver, Inc. are the listed borrowers under the Revolving Credit Facility. The Revolving Credit Facility includes borrowing capacity available for letters of credit up to $200.0 million and for borrowings on same-day notice, referred to as swingline loans. At September 30, 2017, the Company had $8.0 million of outstanding letters of credit under the Revolving Credit Facility and unused availability of $352.0 million.

The Senior Secured Credit Facilities provide that the Company will have the right at any time to request incremental term loans and/or revolving commitments in an aggregate principal amount of up to (i) if as of the last day of the most recently ended test period the Consolidated Senior Secured Debt to Consolidated EBITDA Ratio (as defined in the Senior Secured Credit Facilities) is equal to or less than 5.50 to 1.00, $250.0 million plus(ii) voluntary prepayments and voluntary commitment reductions of the Senior Secured Credit Facilities prior to the date of any such incurrence plus (iii) an additional amount if, after giving effect to the incurrence of such additional amount, the Company does not exceed a Consolidated Senior Secured Debt to Consolidated EBITDA Ratio of 4.50 to 1.00. The lenders under the Senior Secured Credit Facilities are not under any obligation to provide any such incremental commitments or loans, and any such addition of, or increase in commitments or loans, will be subject to certain customary conditions.

To the extent that revolving credit loans and swingline loans plus non-cash collateralized letters of credit under the Revolving Credit Facility are outstanding in an amount exceeding $300.0 million, pro forma compliance with a Consolidated Senior Secured Debt to Consolidated EBITDA Ratio of 7.00 to 1.00 is required for borrowings under the Revolving Credit Facility.

Interest Rate and Fees

Borrowings under the Dollar Term Loan Facility, the Euro Term Loan Facility and the Revolving Credit Facility bear interest at a rate equal to, at the Company’s option, either (a) the greater of LIBOR for the relevant interest period or 0.00% per annum, in each case adjusted for statutory reserve requirements, plus an applicable margin or (b) a base rate (the “Base Rate”) equal to the highest of (1) the rate of interest publicly announced by the administrative agent as its prime rate in effect at its principal office in Stamford, Connecticut, (2) the federal funds effective rate plus 0.50% and (3) LIBOR for an interest period of one month, adjusted for statutory reserve requirements, plus 1.00%, in each case, plus an applicable margin. The applicable margin for (i) the Dollar Term Loan Facility is 2.75% for LIBOR loans and 1.75% for Base Rate loans, (ii) the Revolving Credit Facility is 3.25% for LIBOR loans and 2.25% for Base Rate loans and (iii) the Euro Term Loan is 3.00% for LIBOR loans.

The applicable margins under the Revolving Credit Facility may decrease based upon our achievement of certain Consolidated Senior Secured Debt to Consolidated EBITDA Ratios. In addition to paying interest on outstanding principal under the Senior Secured Credit Facilities, The Company is required to pay a commitment fee of 0.50% per annum to the lenders under the Revolving Credit Facility in respect of the unutilized commitments thereunder. The commitment fee rate will be reduced to 0.375% if our Consolidated Senior Secured Debt to Consolidated EBITDA Ratio is less than or equal to 3.0 to 1.0. The Company must also pay customary letter of credit fees.

Prepayments

The Senior Secured Credit Facilities require the Company to prepay outstanding term loans, subject to certain exceptions, with: (i) 50% of annual excess cash flow (as defined in the Senior Secured Credit Facilities) commencing with the fiscal year ended December 31, 2014 (which percentage will be reduced to 25% if the Company’s Secured Debt to Consolidated EBITDA Ratio (as defined in the Senior Secured Credit Facilities) is less than or equal to 3.50 to 1.00 but greater than 3.00 to 1.00, and which prepayment will not be required if the Secured Debt to Consolidated EBITDA Ratio is less than or equal to 3.00 to 1.00); (ii) 100% of the net cash proceeds of non-ordinary course asset sales or other dispositions of property, subject to reinvestment rights; and (iii) 100% of the net cash proceeds of any incurrence of debt, other than proceeds from debt permitted under the Senior Secured Credit Facilities.

The foregoing mandatory prepayments will be applied to the scheduled installments of principal of the Term Loan Facilities in direct order of maturity.

Subject to the following sentence, the Company may voluntarily repay outstanding loans under the Senior Secured Credit Facilities at any time without premium or penalty, subject to certain customary conditions, including reimbursements of the lenders’ redeployment costs actually incurred in the case of a prepayment of LIBOR borrowings other than on the last day of the relevant interest period. Voluntary prepayments of the Dollar Term Loan Facility and/or the Euro Term Loan Facility prior to the date that is six months after the effective date of Amendment No. 2 in connection with any repricing transaction, the primary purpose of which is to decrease the effective yield of the Dollar Term Loan Facility or the Euro Term Loan Facility, as applicable, will require payment of a 1.00% prepayment premium.

Amortization and Final Maturity

The Dollar Term Loan Facility amortizes in equal quarterly installments in aggregate annual amounts equal to 1.00% of the original principal amount of the Dollar Term Loan Facility, with the balance being payable on July 30, 2024. The Euro Term Loan Facility includes repayments in equal quarterly installments in aggregate annual amounts equal to 1.00% of the original principal amount of the Euro Term Loan Facility, with the balance being payable on July 30, 2024.

Principal amounts outstanding under the Revolving Credit Facility are due and payable in full at maturity on July 30, 2018, in the case of portions held by non-consenting lenders, and April 30, 2020 with respect to all other borrowings thereunder.

Amendment No. 1 reduced the minimum aggregate principal amount for extension amendments to the facilities from $50.0 million to $35.0 million.

In May 2017, the Company used a portion of the proceeds from the initial public offering to repay $276.8 million principal amount of outstanding borrowings under the Original Dollar Term Loan Facility at par plus accrued and unpaid interest to the date of prepayment of $1.5 million. The prepayment resulted in the write-off of unamortized debt issuance costs of $4.3 million and unamortized discounts of $0.7 million included in the “Loss on Debt Extinguishment” line of the Condensed Consolidated Statements of Operations.

Guarantee and Security

All obligations of the borrowers under the Senior Secured Credit Facilities are unconditionally guaranteed by the Company and all of its material, wholly-owned U.S. restricted subsidiaries, with customary exceptions including where providing such guarantees are not permitted by law, regulation or contract or would result in adverse tax consequences.

All obligations of the borrowers under the Senior Secured Credit Facilities, and the guarantees of such obligations, are secured, subject to permitted liens and other exceptions, by substantially all of the assets of the borrowers and each guarantor, including but not limited to: (i) a perfected pledge of the capital stock issued by the borrowers and each subsidiary guarantor and (ii) perfected security interests in substantially all other tangible and intangible assets of the borrowers and the guarantors (subject to certain exceptions and exclusions).

The obligations of the non-U.S. borrowers are secured by certain assets in jurisdictions outside of the United States.

Certain Covenants and Events of Default

The Senior Secured Credit Facilities contain a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s ability to: incur additional indebtedness and guarantee indebtedness; create or incur liens; engage in mergers or consolidations; sell, transfer or otherwise dispose of assets; create limitations on subsidiary distributions; pay dividends and distributions or repurchase its own capital stock; and make investments, loans or advances, prepayments of junior financings, or other restricted payments. In addition, certain restricted payments constituting dividends or distributions (subject to certain exceptions) are subject to pro forma compliance with a Consolidated Total Debt to Consolidated EBITDA Ratio (as defined in the Senior Secured Credit Facilities) of 5.00 to 1.00. Investments in unrestricted subsidiaries are permitted up to an aggregate amount that does not exceed the greater of $100.0 million and 25% of Consolidated EBITDA.

The Revolving Credit Facility also requires the Company’s Consolidated Senior Secured Debt to Consolidated EBITDA Ratio to not exceed 7.50 to 1.00 for each fiscal quarter when outstanding revolving credit loans and swingline loans plus non-cash collateralized letters of credit under the Revolving Credit Facility (excluding (i) letters of credit in an aggregate amount not to exceed $80.0 million existing on the date of the closing of the Senior Secured Credit Facilities and any extensions thereof, replacement letters of credit or letters of credit issued in lieu thereof, in each case, to the extent the face amount of such letters of credit is not increased above the face amount of the letter of credit being extended, replaced or substituted and (ii) other non-cash collateralized letters of credit in an aggregate amount not to exceed $25.0 million, provided that the aggregate amount of non-cash collateralized letters of credit outstanding excluded pursuant to this provision shall not exceed $50.0 million) exceed $120.0 million.

The Senior Secured Credit Facilities also contain certain customary affirmative covenants and events of default, including a change of control.

Receivables Financing Agreement

In May 2016, the Company entered into the Receivables Financing Agreement, providing for aggregated borrowing of up to $75.0 million governed by a borrowing base. The Receivables Financing Agreement provides for a lower cost alternative in the issuance of letters of credit with the remaining unused capacity providing additional liquidity. On June 30, 2017, the Company signed the first amendment of the Receivables Financing Agreement which increased the aggregated borrowing capacity by $50.0 million to $125.0 million governed by a borrowing base and extended the term to June 30, 2020. The Receivables Financing Agreement terminates on June 30, 2020, unless terminated earlier pursuant to its terms. As of September 30, 2017, the Company had no outstanding borrowings under the Receivables Financing Agreement and $33.2 million of letters of credit outstanding. At September 30, 2017 there was $82.1 million of capacity available under the Receivables Financing Agreement.

Borrowings under the Receivables Financing Agreement accrue interest at a reserve-adjusted LIBOR or a base rate, plus 1.6%. Letters of credit accrue interest at 1.6%. The Company may prepay borrowings or letters of credit or draw on the Receivables Financing Agreement upon one business day prior written notice and may terminate the Receivables Financing Agreement with 15 days’ prior written notice.

As part of the Receivables Financing Agreement, eligible accounts receivable of certain of our subsidiaries are sold to a wholly owned “bankruptcy remote” special purpose vehicle (“SPV”). The SPV pledges the receivables as security for loans and letters of credit. The SPV is included in our consolidated financial statements and therefore, the accounts receivable owned by it are included in our Condensed Consolidated Balance Sheets. However, the accounts receivable owned by the SPV are separate and distinct from our other assets and are not available to our other creditors should we become insolvent.

The Receivables Financing Agreement contains various customary representations and warranties and covenants, and default provisions which provide for the termination and acceleration of the commitments and loans under the agreement in circumstances including, but not limited to, failure to make payments when due, breach of representations, warranties or covenants, certain insolvency events or failure to maintain the security interest in the trade receivables, a change in control and defaults under other material indebtedness.

Senior Notes

In connection with the KKR transaction, on July 30, 2013, the Company’s direct subsidiary, Gardner Denver, Inc., issued a $575.0 million aggregate principal amount of Senior Notes, which mature on August 15, 2021 pursuant to an indenture, dated as of July 30, 2013, among Renaissance Acquisition Corp. (which merged into Gardner Denver, Inc. in connection with the KKR transaction), the guarantors party thereto and Wells Fargo Bank, National Association, as trustee.

In May 2017, the Company used a portion of the proceeds from the initial public offering to redeem all $575.0 million aggregate principal amount of the Senior Notes at a price of 105.156% of the principal amount redeemed, equal to $604.6 million, plus accrued and unpaid interest to the date of redemption of $10.2 million. The redemption of the Senior Notes resulted in the write-off of unamortized debt issuance costs of $15.8 million which was recorded to the “Loss on Debt Extinguishment” line of the Condensed Consolidated Statements of Operations. The premium paid on the Senior Notes, $29.7 million, is included in the “Loss on Debt Extinguishment” line of the Condensed Consolidated Statements of Operations.

Note 10: Debt

Debt as of December 31, 2016 and 2015 consisted of the following:
	2016	2015(4)
Short-term borrowings	$—	$—
Long-term debt:
Credit line, due 2020	$—	$—
Receivables financing agreement, due 2019	—	—
Term loan denominated in U.S. dollars, due 2020(1)	1,833,213	1,850,872
Term loan denominated in Euros, due 2020(2)	405,450	422,858
Senior notes, due 2021	575,000	575,000
Second mortgages(3)	1,856	2,236
Capitalized leases and other long-term debt	21,603	15,735
Unamortized debt issuance costs	(58,863)	(71,854)
Total long-term debt, net, including current maturities	2,778,259	2,794,847
Current maturities of long-term debt	24,465	25,388
Total long-term debt, net	$2,753,794	$2,769,459

(1)
At December 31, 2016, the applicable interest rate was 4.25%, and the weighted-average rate was 4.25% for the year ended December 31, 2016. This amount is shown net of unamortized discounts of $5,037 and $6,379 as of December 31, 2016 and 2015, respectively.

(2)
At December 31, 2016, the applicable interest rate was 4.75%, and the weighted-average rate was 4.75% for the year ended December 31, 2016. This amount is shown net of unamortized discounts of $1,403 and $1,772 as of December 31, 2016 and 2015, respectively.

(3)	This amount consists of a fixed-rate 4.80% commercial loan with an outstanding balance of €1,765 at December 31, 2016. This loan is secured by the Company’s facility in Bad Neustadt, Germany.
(4)
Effective December 31, 2016, the Company adopted ASU 2015-03 and reclassified unamortized debt issuance costs from “Other assets” to a direct deduction of the carrying value of long-term debt thus reducing “Long-term debt, less current maturities” by $71,854 as of December 31, 2015 from the amount previously reported in order to conform with current year presentation.

Senior Secured Credit Facilities

In connection with the Merger, the Company entered into a new senior secured credit agreement with UBS AG, Stamford Branch, as administrative agent, and other agents and lenders party thereto (the “Senior Secured Credit Facilities”) on July 30, 2013.

The Senior Secured Credit Facilities entered into on July 30, 2013 provided senior secured financing in the equivalent of approximately $2,825.0 million, consisting of: (i) a senior secured term loan facility (the “Dollar Term Loan Facility”) in an aggregate principal amount of $1,900.0 million; (ii) a senior secured term loan facility (the “Euro Term Loan Facility”) in an aggregate principal amount of €400.0 million; and (iii) a senior secured revolving credit facility (the “Revolving Credit Facility”) in an aggregate principal amount of $400.0 million available to be drawn in U.S. dollars (“USD”), Euros (“EUR”), and Great British Pounds (“GBP”), subject to certain sublimits for the foreign currencies.

The Company entered into Amendment No. 1 to the Senior Secured Credit Facilities with UBS AG, Stamford Branch, as administrative agent, and other agents, lenders and parties thereto on March 4, 2016 (the “Amendment”). The Amendment reduces the aggregate principal borrowing capacity of the Revolving Credit Facility by $40.0 million to $360.0 million, extends the term of the Revolving Credit Facility to April 30, 2020 with respect to consenting lenders, and provides for customary bail-in provisions to address certain European regulatory requirements, in addition to other modifications described within this footnote. On July 30, 2018, the Revolving Credit Facility principal amount decreases to $269.9 million resulting from the maturity of the tranches of the Revolving Credit Facility which are owned by lenders which elected not to modify the original Revolving Credit Facility maturity date. Any principal amounts outstanding as of April 30, 2020 are due and required to be paid in full.

The borrower of the Dollar Term Loan Facility and the Euro Term Loan Facility is Gardner Denver, Inc. On February 29, 2016, prior to the Company’s entering into the Amendment, GD German Holdings II GmbH became an additional borrower and successor in interest to Gardner Denver Holdings GmbH & Co. KG.

GD German Holdings II GmbH, GD First (UK) Limited, and Gardner Denver, Inc. are the listed borrowers under the Revolving Credit Facility with borrowing availability denominated in USD, EUR, and GBP. The Revolving Credit Facility includes borrowing capacity available for letters of credit up to $200.0 million and for borrowings on same-day notice, referred to as swingline loans. The Company had $15.7 million of outstanding letters of credit written against the Revolving Credit Facility at December 31, 2016 and unused availability under the Revolving Credit Facility of $344.3 million.

Subsequent to the Amendment, the Senior Secured Credit Facilities provide that the Company will have the right at any time to request incremental term loans and/or revolving commitments in an aggregate principal amount of up to (i) if as of the last day of the most recently ended test period the Consolidated Senior Secured Debt to Consolidated Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”) Ratio (as defined in the Senior Secured Credit Facilities) is equal to or less than 5.50 to 1.00, $250.0 million plus (ii) voluntary prepayments and voluntary commitment reductions of the Senior Secured Credit Facilities prior to the date of any such incurrence plus (iii) an additional amount if, after giving effect to the incurrence of such additional amount, the Company does not exceed a Consolidated Senior Secured Debt to Consolidated EBITDA Ratio of 4.50 to 1.00 pro forma for such incremental facilities. The lenders under the Senior Secured Credit Facilities will not be under any obligation to provide any such incremental commitments or loans, and any such addition of or increase in commitments or loans will be subject to certain customary conditions.

Interest Rate and Fees

Borrowings under the Dollar Term Loan Facility, Euro Term Loan Facility, and the Revolving Credit Facility bear interest at a rate equal to, at the Company’s option, either (a) (1) in respect of the Dollar Term Loan Facility and Euro Term Loan Facility, the greater of LIBOR for the relevant interest period or 1.00% per annum and (2) in respect of the Revolving Credit Facility, subsequent to the Amendment, the greater of LIBOR for the relevant interest period or 0.00% per annum, in each case adjusted for statutory reserve requirements, plus an applicable margin or (b) a base rate (the “Base Rate”) equal to the highest of (1) the rate of interest publicly announced by the administrative agent as its prime rate in effect at its principal office in Stamford, Connecticut, (2) the federal funds effective rate plus 0.50% and (3) LIBOR for an interest period of one month, adjusted for statutory reserve requirements, plus 1.00%, in each case, plus an applicable margin. The applicable margin as of December 31, 2016 for (i) the Dollar Term Loan Facility and Revolving Credit Facility is 3.25% for LIBOR loans and 2.25% for Base Rate loans and (ii) the Euro Term Loan is 3.75% for LIBOR loans.

The applicable margins under the Revolving Credit Facility may decrease based upon the Company’s achievement of certain Consolidated Senior Secured Debt to Consolidated EBITDA Ratios.

In addition to paying interest on outstanding principal under the Senior Secured Credit Facilities, the Company is required to pay a commitment fee of 0.50% per annum to the lenders under the Revolving Credit Facility in respect of the unutilized commitments thereunder. The commitment fee rate will be reduced to 0.375% if the Consolidated Senior Secured Debt to Consolidated EBITDA Ratio is less than or equal to 3.00 to 1.00. The Company must also pay customary letter of credit fees.

Prepayments

The Senior Secured Credit Facilities require the Company to prepay outstanding term loans, subject to certain exceptions, with: (i) 50% of annual excess cash flow (as defined in the Senior Secured Credit Facilities) commencing with the fiscal year ended December 31, 2014, this percentage will be reduced to 25% if the Company’s Secured Debt to Consolidated EBITDA Ratio is less than or equal to 3.50 to 1.00 but greater than 3.00 to 1.00. Such prepayment will not be required if the Secured Debt to Consolidated EBITDA Ratio is less than or equal to 3.00 to 1.00; (ii) 100% of the net cash proceeds of all non-ordinary course asset sales or other dispositions of property in excess of a specified amount and subject to reinvestment rights; and (iii) 100% of the net cash proceeds of any incurrence of debt, other than proceeds from debt permitted under the Senior Secured Credit Facilities.

The foregoing mandatory prepayments will be applied to the scheduled installments of principal of the Term Loan Facilities in direct order of maturity.

The Company may voluntarily repay outstanding loans under the Senior Secured Credit Facilities at any time without premium or penalty, subject to certain customary conditions, including reimbursements of the lenders’ redeployment costs actually incurred in the case of a prepayment of LIBOR borrowings other than on the last day of the relevant interest period.

Amortization and Final Maturity

The Dollar Term Loan Facility amortizes in equal quarterly installments in aggregate annual amounts equal to 1.00% of the original principal amount of the Dollar Term Loan Facility, with the balance being payable on the date that is seven years after the closing of the Senior Secured Credit Facilities.

The Euro Term Loan Facility includes repayments in equal quarterly installments in aggregate annual amounts equal to 1.00% of the original principal amount of the Euro Term Loan Facility, with the balance being payable on the date that is seven years after the closing of the Senior Secured Credit Facilities.

Principal amounts outstanding under the Revolving Credit Facility are due and payable in full at maturity.

The Amendment reduced the minimum aggregate principal amount for extension amendments to the facilities from $50.0 million to $35.0 million.

Guarantee and Security

All obligations of the U.S. borrower under the Senior Secured Credit Facilities are unconditionally guaranteed by the Company and all material, wholly-owned U.S. restricted subsidiaries, with customary exceptions including where providing such guarantees is not permitted by law, regulation, or contract or would result in adverse tax consequences.

All obligations of the borrower under the Senior Secured Credit Facilities, and the guarantees of such obligations, are secured, subject to permitted liens and other exceptions, by substantially all of the assets of the borrower and each guarantor, including but not limited to: (i) a perfected pledge of all of the capital stock issued by the borrower and each subsidiary guarantor and (ii) perfected security interests in substantially all other tangible and intangible assets of the borrower and the guarantors (subject to certain exceptions and exclusions).

The obligations of the non-U.S. borrowers are secured by certain assets in jurisdictions outside of the U.S.

Certain Covenants and Events of Default

The Senior Secured Credit Facilities contain a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s ability to: incur additional indebtedness and guarantee indebtedness; create or incur liens; engage in mergers or consolidations; sell, transfer or otherwise dispose of assets; create limitations on subsidiary distributions; pay dividends and distributions or repurchase its own capital stock; and make investments, loans or advances, prepayments of junior financings, or other restricted payments.

Subsequent to the Amendment, certain restricted payments constituting dividends or distributions (subject to certain exceptions) are subject to pro forma compliance with a net total debt leverage ratio of 5.00 to 1.00. Investments in unrestricted subsidiaries are permitted up to an aggregate amount that does not exceed the greater of $100.0 million and 25% of consolidated EBITDA.

In addition, subsequent to the Amendment, the Revolving Credit Facility requires the Company’s Consolidated Senior Secured Debt to Consolidated EBITDA Ratio to not exceed 7.50 to 1.00 for each fiscal quarter when outstanding loans plus non-cash collateralized letters of credit under the Revolving Credit Facility (excluding (i) letters of credit in an aggregate amount not to exceed $80.0 million existing on the date of the closing of the Senior Secured Credit Facilities and any extensions thereof, replacement letters of credit or letters of credit issued in lieu thereof, in each case, to the extent the face amount of such letters of credit is not increased above the face amount of the letter of credit being extended, replaced or substituted and (ii) other non-cash collateralized letters of credit in an aggregate amount not to exceed $25.0 million, provided that the aggregate amount of non-cash collateralized letters of credit outstanding excluded pursuant to this provision shall not exceed $50.0 million) exceed $120.0 million.

Subsequent to the Amendment, to the extent that revolving credit loans plus non-cash collateralized letters of credit under the Revolving Credit Facility are outstanding in an amount exceeding $300.0 million, a Consolidated Senior Secured Debt to Consolidated EBITDA Ratio of 7.00 to 1.00 for borrowings under the Revolving Credit Facility is required.

The Senior Secured Credit Facilities also contain certain customary affirmative covenants and events of default, including a change of control.

Senior Notes

In connection with the Merger, on July 30, 2013, Renaissance Acquisition Corp. issued $575.0 million aggregate principal amount of 6.875% senior notes due 2021 (the “Senior Notes”), which mature on August 15, 2021 pursuant to an indenture, dated as of July 30, 2013 (the “Indenture”), among Renaissance Acquisition Corp., the guarantors party thereto and Wells Fargo Bank, National Association, as trustee. Upon consummation of the Merger, Gardner Denver, Inc., by operation of law, assumed all of the obligations of Renaissance Acquisition Corp. under the Senior Notes and the Indenture.

Interest on the Senior Notes commenced on February 15, 2014 and accrues at a rate of 6.875% per annum. The interest is payable on February 15and August 15 of each year.

Ranking

The Senior Notes are Gardner Denver, Inc.’s senior unsecured obligations and rank senior in right of payment to Gardner Denver, Inc.’s future subordinated debt, equally in right of payment with all of Gardner Denver, Inc.’s existing and future unsubordinated debt, and structurally subordinated to all liabilities of Gardner Denver, Inc.’s existing and future subsidiaries, including all of Gardner Denver, Inc.’s foreign non-guarantor subsidiaries. The Senior Notes are effectively subordinated to Gardner Denver, Inc.’s and the guarantors’ secured indebtedness to the extent of the value of the assets securing such indebtedness, including borrowings under Gardner Denver, Inc.’s Senior Secured Credit Facilities.

Guarantees

The Senior Notes are fully and unconditionally guaranteed by each of Gardner Denver, Inc.’s existing and future wholly owned domestic subsidiaries that guarantees, or is a borrower under, Gardner Denver, Inc.’s obligations under its Senior Secured Credit Facilities.

Each subsidiary guarantee of the Senior Notes ranks senior in right of payment to all existing and future subordinated indebtedness of the subsidiary guarantor; ranks equally in right of payment with all existing and future senior indebtedness of the subsidiary guarantor; is effectively subordinated in right of payment to all of the applicable subsidiary guarantor’s existing and future secured debt (including the applicable subsidiary guarantor’s guarantee under the Senior Secured Credit Facilities) to the extent of the value of the collateral securing such indebtedness and is effectively subordinated in right of payment to all existing and future indebtedness and other liabilities of any subsidiary of a subsidiary guarantor that is not also a guarantor of the Senior Notes.

Optional Redemption

Gardner Denver, Inc. may redeem the Senior Notes, in whole or in part, at the redemption prices (expressed as percentages of the principal amount of the Senior Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon and additional interest, if any, to, but excluding, the applicable redemption date, subject to the right of holders of Senior Notes of record on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the twelve month period beginning on August 15 of each of the years indicated below:
2016	105.156%
2017	103.438%
2018	101.719%
2019 and thereafter	100.000%

Change of Control

Upon the occurrence of a change of control, which is defined in the Indenture, each holder of the Senior Notes has the right to require Gardner Denver, Inc. to repurchase some or all of such holder’s senior notes at a purchase price in cash equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the repurchase date.

Covenants

The Indenture contains covenants limiting, among other things, Gardner Denver, Inc.’s ability and the ability of its restricted subsidiaries to (subject to certain exceptions): incur additional debt, issue disqualified stock or issue certain preferred stock; pay dividends on or make certain distributions and other restricted payments; create certain liens or encumbrances; sell assets; enter into transactions with affiliates; limit ability of restricted subsidiaries to make payments to Gardner Denver, Inc.; consolidate, merge, sell or otherwise dispose of all or substantially all of Gardner Denver, Inc.’s assets; designate Gardner Denver, Inc.’s subsidiaries as unrestricted subsidiaries; and events of default.

Receivables Financing Agreement

In May 2016, the Company entered into a receivables financing agreement (the “RFA”) providing for aggregated borrowing of up to $75.0 million governed by a borrowing base. The RFA provides for a lower cost alternative in the issuance of letters of credit with the remaining unused capacity providing additional liquidity. As of December 31, 2016, the Company had no borrowings on the RFA and $21.8 million in letters of credit outstanding against the RFA.

Borrowings under the RFA accrue interest at a reserve-adjusted LIBOR or a base rate, plus 1.6%. Letters of credit accrue interest at 1.6%. The Company may prepay borrowings or letters of credit or draw on the RFA upon one business day prior written notice and may terminate the RFA with 15 days’ prior written notice.

The RFA contains various customary representations and warranties and covenants, and default provisions which provide for the termination and acceleration of the commitments and loans under the agreement in circumstances including, but not limited to, failure to make payments when due, breach of representations, warranties or covenants, certain insolvency events or failure to maintain the security interest in the trade receivables, a change in control, and defaults under other material indebtedness.

The RFA terminates on May 17, 2019, unless terminated earlier pursuant to its terms. At December 31, 2016 there was $53.2 million of capacity available under the RFA.

Total Debt Maturities

Total debt maturities for the five years subsequent to December 31, 2016 and thereafter are approximately $23.8 million, $23.8 million, $23.9 million, $2,177.0 million, $577.6 million and $11.0 million, respectively.

Operating Lease Commitments

The annual rental payments for operating leases were $32.3 million, $34.4 million, and $35.0 million, in 2016, 2015, and 2014, respectively. Future minimum rental payments for operating leases for the five years subsequent to December 31, 2016 and thereafter are approximately $22.5 million, $16.9 million, $12.4 million, $7.7 million, $3.7 million, and $14.5 million, respectively.